SEGMENTED INFORMATION - Disclosure of detailed information of operating segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Loss for the year	$ 22,764	$ 59,932
Total assets	368,977	191,689
Total liabilities	100,707	$ 42,689
Operating segments [Member]
Disclosure of geographical areas [line items]
Loss for the year	(22,764)
Additions to Development	57,973
Additions to PPE	70,151
Total capital additions	128,124
Total assets	368,977
Total liabilities	100,707
Operating segments [Member] | Las Chispas [Member]
Disclosure of geographical areas [line items]
Loss for the year	0
Additions to Development	57,973
Additions to PPE	70,151
Total capital additions	128,124
Total assets	181,318
Total liabilities	95,716
Operating segments [Member] | Picacho [Member]
Disclosure of geographical areas [line items]
Loss for the year	(10,411)
Additions to Development	0
Additions to PPE	0
Total capital additions	0
Total assets	2,489
Total liabilities	1,248
Operating segments [Member] | Corporate [Member]
Disclosure of geographical areas [line items]
Loss for the year	(12,353)
Additions to Development	0
Additions to PPE	0
Total capital additions	0
Total assets	185,170
Total liabilities	$ 3,743